Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Accumulated undistributed earnings					$ 900
Valuation allowance					74,900
Net operating loss					$ 37,600	$ 7,200
Income tax, description					$3.5 million of the NOL’s are expected to expire beginning in 2027 while the remaining $31.8M can be carried forward indefinitely.
U.S. NOL carryforwards					$ 700
Limitations, description					India has a 4-year statute of limitations, so years prior to 2017 are closed.
Effective tax rate			0.29%
Income tax benefit related to foreign activity	$ 10	$ 10
Pretax income	$ 800
Effective income tax rate	0.98%				(0.04%)	(0.03%)
Pretax loss		$ 39,000
Effective income tax rate		0.03%
Income tax provision				$ 30
Pretax loss				$ 66,000
U.S. Federal and State [Member]
Income Taxes (Details) [Line Items]
Effective tax rate			0.00%
Income tax provision			$ 30
Pretax loss			$ 8,900
U.S. Federal [Member]
Income Taxes (Details) [Line Items]
Effective tax rate				0.04%